Provision for Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

At February 28, 2018 and August 31, 2017, deferred tax assets consisted of:

	February 28, 2018	August 31, 2017
Net operating loss carryforwards	$438,033	$505,486
Valuation allowance	(438,033)	(505,486)
Deferred tax assets - net	$-	$-

At August 31, 2017 and 2016, deferred tax assets consisted of:

	August 31,
	2017	2016
Net operating loss caryforwards	$505,486	$357,611
Value allowance	(505,486)	(357,611)

Deferred tax assets – net	$-	$-